Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Net income (loss)	$ 14.9	$ 11.4	$ 36.2	$ 34.8	$ 28.9	$ 21.7
Foreign currency translation adjustments	(0.1)	(0.4)	0.2	(0.7)	(0.8)	(0.4)
Comprehensive income (loss)	$ 14.8	$ 11.0	$ 36.4	$ 34.1	$ 28.1	$ 21.3
Predecessor
Net income (loss)							$ 33.7
Foreign currency translation adjustments							(0.5)
Comprehensive income (loss)							$ 33.2